Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Inventory obsolescence charge			$ 4,760
Athena Technology Solutions Holdings, LLC
Commitments and Contingencies [Line Items]
Government rate filings period		6 years
Estimated rate reserve		$ 100	$ 384	$ 142
Future contractual commitments		$ 300
Amount Of Purchase Price Of Stc Portfolio	$ 7,605
Amount Paid For Stc Transfer Agreement	6,844
Escrow Deposit	761
Gain On Sale Of Ltc Portfolio	$ 6,844